Business Combinations - Pro Forma Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Revenue for the year	$ 247,063	$ 177,394	$ 103,304
Fuel Systems (prior to merger)		96,833	263,397
Pro forma revenue for the period		274,227	366,701
Net loss from continuing operations	$ (61,106)	(99,395)	(99,154)
Fuel Systems, net of transaction costs (prior to merger)		(6,249)	(47,135)
Proforma adjustments		(28,951)	(1,575)
Proforma net loss for the year		$ (134,595)	$ (147,864)